Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) Contracts
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities Available For Sale With Gross Unrealized Loss Of Equal To Or Greater Than Stated Percentage	20.00%
Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ 584
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	362
20% or more | Six months or greater | Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 7
Number of Securities | Contracts	10
20% or more | Six months or greater | Fixed Maturity Securities | External Credit Rating, Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 3